Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Loss for the period	$ (30,742,311)	$ (10,038,145)	$ (11,366,372)
Adjustments for:
Amortization	1,066,906	278,621	124,134
Stock-based compensation expense	6,816,321	3,228,508	889,511
Share-based payment expense	213,720	1,109,531	1,085,716
Accretion interest expense			69,562
Interest income	(99,477)
Finder's fee on convertible loan			258,542
Impairment of goodwill			1,342,794
Impairment of trademark and patents			19,174
Changes in fair value of warrant derivative	2,926,392	(7,707,051)	186,269
Deferred income tax recovery	(106,939)
Changes in non-cash working capital items:
Receivables	865,323	(946,552)	93,210
Prepaid expenses	(4,312,200)	(1,343,745)	(657,713)
Inventory	(329,414)	(183,444)	(44,092)
Trade payables and accrued liabilities	991,601	62,975	568,850
Customer deposits and construction contract liabilities	208,161	(44,288)	110,335
Net cash flows used in operating activities	(22,501,917)	(15,583,590)	(7,320,080)
Investing activities
Investments in restricted cash	(73,607)	(110,707)
Expenditures on plant and equipment	(3,642,838)	(4,172,700)	(1,264,265)
Purchase of Intermeccanica International Inc.			(900,000)
Cash Received on business combination			59,449
Expenditures on intangible assets	(5,008)	(8,042)
Net cash flows used in investing activities	(3,721,453)	(4,291,449)	(2,104,816)
Financing activities
Proceeds/(repayment) of bank loan	0		123,637
Proceeds/(repayment) of bank loan		(123,637)
Proceeds from convertible loans			2,441,225
Interest received	122,287
Interest paid	(482)
Interest on lease payments	(137,892)
Repayment of shareholder loan	(4,154)	(4,153)	(33,155)
Repayment of promissory note		(1,500,000)
Repayment of leases	(622,168)
Proceeds from share subscription			750,000
Proceeds on issuance of common shares - net of issue costs	14,699,097	31,845,439	10,837,902
Proceeds from issuance of common shares for options exercised	74,101
Proceeds from issuance of common shares for warrants exercised	4,195,286
Net cash flows from financing activities	18,326,075	30,217,649	14,119,609
Increase (decrease) in cash and cash equivalents	(7,897,295)	10,342,610	4,694,713
Effect of exchange rate changes on cash	66,210	(26,673)
Cash and cash equivalents, beginning	18,926,933	8,610,996	3,916,283
Cash and cash equivalents, ending	11,095,848	18,926,933	8,610,996
Supplemental schedule of non-cash financing and investing transactions:
Shares issued for services	$ 213,720	$ 1,109,531	1,085,716
Issuance of promissory note for acquisition of Intermeccanica			$ 1,500,000